Acquisitions - Fair Values of Assets Acquired and Liabilities Assumed, Raycom, Cordillera, Nexstar-Tribune (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Sep. 19, 2019	May 01, 2019	Jan. 01, 2019	Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017	Oct. 02, 2017	Dec. 31, 2016
Fair values of the assets acquired and the liabilities assumed
Current portion of programming	$ 52,699				$ 34,432
Programming (less current portion)	96,256				75,333
Goodwill	1,224,679				786,837		$ 708,773		$ 528,604
Current portion of programming liabilities	(96,682)				(40,301)
Programming liabilities	(57,291)				(43,825)
Raycom Media, Inc.
Fair values of the assets acquired and the liabilities assumed
Property and equipment				$ 11,721
Operating lease right-of-use assets				296
Goodwill				18,349
Operating lease liabilities				(296)
Net purchase price				54,970
Cordillera Communications, LLC
Fair values of the assets acquired and the liabilities assumed
Accounts receivable			$ 26,264
Other current assets			986
Property and equipment			53,734
Operating lease right-of-use assets			4,667
Goodwill			252,920
Accounts payable and accrued liabilities			(15)
Accrued expenses			(3,983)
Other current liabilities			(280)
Operating lease liabilities			(4,387)
Net purchase price			544,906
Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Current portion of programming		$ 11,997
Other current assets		3,541
Property and equipment		61,864
Operating lease right-of-use assets		82,447
Programming (less current portion)		9,830
Goodwill		164,457
Accrued expenses		(1,820)
Current portion of programming liabilities		(16,211)
Other current liabilities		(3,035)
Programming liabilities		(15,079)
Operating lease liabilities		(79,766)
Net purchase price		582,325
Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Accounts receivable	26,264
Current portion of programming	11,997
Other current assets	4,527
Property and equipment	127,319
Operating lease right-of-use assets	87,410
Programming (less current portion)	9,830
Goodwill	435,726
Accounts payable and accrued liabilities	(15)
Accrued expenses	(5,803)
Current portion of programming liabilities	(16,211)
Other current liabilities	(3,315)
Programming liabilities	(15,079)
Operating lease liabilities	(84,449)
Net purchase price	1,182,201
Triton Digital Canada, Inc.
Fair values of the assets acquired and the liabilities assumed
Accounts receivable						$ 8,879
Goodwill						80,656
Intangible assets						75,000
Net purchase price						160,213
Katz Broadcasting Group
Fair values of the assets acquired and the liabilities assumed
Accounts receivable								$ 44,306
Current portion of programming								36,218
Programming (less current portion)								52,908
Goodwill								203,760
Intangible assets								32,300
Accounts payable and accrued liabilities								(29,339)
Current portion of programming liabilities								(32,877)
Programming liabilities								(37,692)
Net purchase price								302,312
Television network affiliation relationships | Raycom Media, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets				17,400
Television network affiliation relationships | Cordillera Communications, LLC
Fair values of the assets acquired and the liabilities assumed
Intangible assets			169,400
Television network affiliation relationships | Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets		181,000
Television network affiliation relationships | Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets	367,800
Customer lists and advertiser relationships | Raycom Media, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets				700
Customer lists and advertiser relationships | Cordillera Communications, LLC
Fair values of the assets acquired and the liabilities assumed
Intangible assets			5,900
Customer lists and advertiser relationships | Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets		7,100
Customer lists and advertiser relationships | Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets	13,700
Customer lists and advertiser relationships | Triton Digital Canada, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets						$ 31,000
Customer lists and advertiser relationships | Katz Broadcasting Group
Fair values of the assets acquired and the liabilities assumed
Intangible assets								$ 24,000
Shared service agreement | Cordillera Communications, LLC
Fair values of the assets acquired and the liabilities assumed
Intangible assets			13,000
Shared service agreement | Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Intangible assets	13,000
FCC licenses
Fair values of the assets acquired and the liabilities assumed
Indefinite-lived intangible assets - FCC licenses	385,915				$ 157,215
FCC licenses | Raycom Media, Inc.
Fair values of the assets acquired and the liabilities assumed
Indefinite-lived intangible assets - FCC licenses				$ 6,800
FCC licenses | Cordillera Communications, LLC
Fair values of the assets acquired and the liabilities assumed
Indefinite-lived intangible assets - FCC licenses			$ 26,700
FCC licenses | Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Indefinite-lived intangible assets - FCC licenses		$ 176,000
FCC licenses | Raycom Media, Inc., Cordillera Communications, LLC And Nexstar Media Group, Inc.
Fair values of the assets acquired and the liabilities assumed
Indefinite-lived intangible assets - FCC licenses	$ 209,500